Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 182,988	$ 47,730	$ 376,976
Investments in marketable securities, current	50,998	220,499	0
Assets held for sale	20	0
Prepaid expenses and other current assets	4,777	7,136	4,760
Total current assets	238,783	275,365	381,736
Restricted cash	1,716	1,716	1,716
Investments in marketable securities, non-current	0	15,322	0
Property and equipment, net	12,534	22,630	6,507
Operating lease right-of-use assets	13,195	5,580	11,574
Other assets	0	1,289	454
Total assets	266,228	321,902	401,987
Current liabilities:
Accounts payable	3,753	2,608	2,453
Accrued compensation	1,899	3,799	2,689
Accrued research costs	30	720	633
Accrued expenses and other current liabilities	3,416	1,871	886
Operating lease liabilities, current	3,439	4,045	5,482
Total current liabilities	12,537	13,043	12,143
Operating lease liabilities, non-current	49,672	1,749	5,794
Other long- term liabilities	0	10,819	0
Total liabilities	62,209	25,611	17,937
Commitments and contingencies (Note 7)
Stockholders' equity:
Preferred stock, $0.00001 par value, 10,000,000 shares authorized as of September 30, 2023 and December 31, 2022; and no shares issued and outstanding as of September 30, 2023 and December 31, 2022	0	0	0
Common stock, $0.00001 par value, 300,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 57,971,910 and 58,221,760 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	1	1	1
Additional paid-in-capital	548,249	539,741	525,400
Accumulated other comprehensive loss	(95)	(1,048)	0
Accumulated deficit	(344,136)	(242,403)	(141,351)
Total stockholders' equity	204,019	296,291	384,050
Total liabilities and stockholders' equity	$ 266,228	$ 321,902	$ 401,987